Hedge accounting (Detail 5) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting continues to be applied	$ (45)	$ (559)
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting is no longer applied	262	268
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	217	(291)
UBS AG
Entity [Table]
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting continues to be applied		(569)
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting is no longer applied		268
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	$ 201	$ (302)